Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY

NOTE 14 - EQUITY:

A.	Share capital

The Company’s share capital, as of December 31, 2022, consists of ordinary shares with a par value of NIS 0.02 per share (“Ordinary Shares”) that are traded on the Tel Aviv Stock Exchange (“TASE”) and on Nasdaq (see 3 below). Following a two for one reverse stock split that took effect on February 20, 2022 (“the reverse stock split”), the Company consolidated its Ordinary shares of NIS 0.01 par value into Ordinary shares of NIS 0.02 par value. Share data in these financial statements, have been adjusted retroactively to give effect to the reverse stock split, and the consequent changes made to warrants and options issued by the Company.

Changes during 2021 and 2022 are as follows:

	Number of shares
	2022	2021	2020
Issued and paid Ordinary Shares of NIS 0.02
Outstanding shares at the beginning of the year	13,706,328	11,119,303	7,711,666
Shares issued in public offering and private placements during the year	1,517,655	2,585,025	2,509,689
Share issued for warrants exercised during the year	-	-	12,375
Share issued for share options exercised during the year	-	2,000	51,000
Conversion of convertible loans during the year	-	-	834,573
Outstanding shares at the end of the year	15,223,983	13,706,328	11,119,303
Authorized	50,000,000	50,000,000	50,000,000

1)	On June 14, 2020, the Company completed a capital raising of USD 1.4 million through a private offering in which 416,665 Ordinary Shares and 499,998 non-marketable warrants that can be exercised into 249,999 Ordinary Shares of NIS 0.02 of the Company were issued. Every two warrants are exercisable, for a period of 4 years from issuance, at the price of 18 New Israeli Shekels. The consideration received for the warrants and the shares was recorded on a relative fair value basis. Issuance costs amounted to USD 80 thousand.

2)	On June 4, 2020, an investment agreement was signed between the Company and Mr. Rani Zim (including through companies under his control and / or those on his behalf). On July 23, 2020 and after the approval of the Company’s General Meeting, the transaction was completed, in which the Company issued Mr. Rani Zim and Mr. Yoav Kaplan a total of 2,093,024 Ordinary Shares of NIS 0.02 par value, for consideration of USD 5.3 million. Issuance costs amounted to USD 74 thousand.

3)	On July 23, 2020, upon the execution of the investment agreement as above, the two convertible loans made to the Company during September-October 2019, were automatically converted according to their terms. In this framework, the cumulative debt and interest of approximately USD 1.7 million was converted into 834,573 Ordinary Shares of NIS 0.02 par value of the Company.

4)	On February 8, 2021, the Company completed a public offering in the Tel Aviv stock exchange, pursuant to a Shelf Offering Report. As part of the offering, 314,215 Ordinary Shares of NIS 0.02 par value of the Company were issued to the public. The total gross consideration that the Company received amounted to approximately USD 3.0 million, before issuance costs. Issuance costs amounted to USD 44 thousand.

5)	On February 18, 2021, the Company completed a capital raising in an amount of approximately USD 5.6 million by means of a private placement, in which 600,500 Ordinary Shares of NIS 0.02 par value were issued. Issuance costs amounted to USD 95 thousand.

6)	On October 31, 2021, and as part of the Company’s preparation for listing on Nasdaq, the Company entered into an investment agreement with 4 accredited investors that includes a private placement of the Company’s Ordinary Shares and warrants for a capital investment of USD 15 million, to be made in two stages.

According to the agreement, upon closing of the first stage on December 30, 2021 the Company received an aggregate amount of USD 7.5 million against the issuance of 1,670,310 Ordinary Shares of NIS 0.02 par value.

On May 24, 2022, following the completion of listing on Nasdaq and the effectiveness of a registration statement covering the resale of the Ordinary Shares and the ordinary shares underlying the prefunded warrants under the investment agreement, an additional investment of USD 7.5 million, was made against the issuance of additional 1,517,655 Ordinary Shares and 152,655 prefunded warrants to purchase Ordinary Shares of NIS 0.02 par value, at an exercise price of NIS 0.60 per ordinary share exercisable immediately upon issuance for a period of 5 years from issuance.

In connection with the above investment agreement and its facilitation of, the Company paid transaction fees to a third party consisting of cash consideration of USD 275 thousand and non-marketable options, exercisable into 53,596 Ordinary Shares of the Company, for an exercise price of NIS 14.18 per one Ordinary Share of 0.02 par value. The above fees were paid proportionately upon the closing of each stage of the investment agreement. Consequently, issuance costs of USD 592 thousand, including the value attributed to the options granted of USD 275 thousand, were charged to share premium derived from the issuance of Ordinary Shares. The value attributed to the above options was calculated according to the Black and Scholes formula.

7)	As to the issuance of units of Ordinary Shares and warrants in a private placement subsequent to December 31, 2022, and the conversion of the unpaid salary of the controlling shareholder to identical units, see Note 21.

B.	Warrants:

1)	Warrants (series 1)

Series 1 were issued in 2018 as part of a public offering in TASE. 1,200,000 warrants, exercisable to 600,000 Ordinary Shares for a period of 2 years were issued. During 2020, a total of 24,315 warrants (Series 1) were exercised in exchange for approximately USD 120 thousand. On March 1, 2020, the remaining warrants (Series 1) expired.

2)	Warrants (series 2 and 3)

These warrants were issued on November 16, 2020, in a public offering in TASE under a Shelf Offering Report, which included 400,000 warrants (Series 2) and 400,000 warrants (Series 3). The total gross proceeds received in the offering amounts to approximately USD 0.74 million, before issuance expenses. Every two warrants (Series 2) are exercisable for NIS 48, to 1 Ordinary Share of NIS 0.02 par value of the Company for a period of one year. Every two options (Series 3) are exercisable for NIS 70, to 1 Ordinary Share of NIS 0.02 par value of the Company for a period of three years.

Under an arrangement offered by the Company to the holders of its series 2 and 3 warrants, approved by the district court in Lod on October 26, 2021, and after the approval of a special general meeting of the abovesaid warrant holders, the period for exercise of the above warrants was extended by one year (through November 15, 2022 for series 2 and November 15, 2024 for series 3). All other terms of the warrants remain unchanged. As of the approval date of these consolidated financial statements, no warrants have been exercised yet, and series 2 warrants have expired. Warrants series 3 are quoted on the TASE.

3)	Non- marketable warrants

As at December 31, 2022 and 2021, the Company has 499,998 outstanding non-marketable warrants, issued with ordinary shares in a private placement made on June 14, 2020, see A1) above.

As to prefunded warrants issued under the investment agreement – see A above.

C.	Share-based payments:

1)	In July 2013, the Company’s Board of Directors (“the Board”) approved a share option scheme that is intended to provide an incentive to retain or attract employees, directors, consultants and service providers of the Company and its Affiliates and will be administered by the Board (“the 2013 plan”). On September 15, 2022, the Board approved an amendment to the plan, that will allow the Company to reserve from time-to-time, out of its authorized unissued share capital, such number of Shares, as the Board deems appropriate.

The options can be exercised for 10 years from the date of their allotment. An option that is not exercised by that date will expire.

Pursuant to the options plan, the options for the Company’s employees and officers, other than its controlling shareholder, will be allocated under Section 102 of the Israeli Income Tax Ordinance (where the Board of Directors can determine the type of option as “Option 102 in the Non-Trustee Track” or “Option 102 in the Trustee Track”) and the options for persons who are not employees or officers in the Group, in addition to the controlling shareholder of the Group, will be allocated in accordance with Section 3(i) of the Israeli Income Tax Ordinance.

2)	On August 2, 2020, the Board of Directors approved the grant, under the 2013 Plan, of 461,500 share options that can be exercised to 230,750 Ordinary Shares of NIS 0.02 par value of the Company to officers, employees of the Company and a service provider. The options were allotted on September 13, 2020. Every two options are exercisable into one ordinary share for a consideration of 26 New Israeli Shekels. The options vest evenly over four years from the date they were granted (September 13, 2020).

The economic estimated value of the options totaled USD 664 thousand, calculated according to the Black and Scholes formula, based on the following assumptions: expected dividend 0%, standard deviation between 78% -105% and risk-free interest of 0.1%. The degree of volatility is based on the historical volatility of the Company’s share for the corresponding periods over the expected life of the option up to the date of exercise (expected 2.5 years in average).

3)	In July 2021, the Company published a non-exceptional and insignificant private placement report to a provider of services to the Company, who serves in the role of Chairman of the Advisory Committee, for 144,432 non-marketable and non-transferrable share options, that are exercisable into 72,216 Ordinary shares of NIS 0.02 par value of the Company.

36,108 of the issued and allotted options vest over a period of six months, after which they are exercisable to 18,054 Ordinary Shares (every two options confer the right to one Ordinary Share of NIS 0.02 par value for NIS 0.6 per share). The remaining 108,324 options are exercisable to 54,162 Ordinary Shares, so that every 2 options confer the right to one Ordinary Share of NIS 0.02 par value for NIS 23.6 per share, and vest as follows; 25% after 12 months, and the remaining 75% on a monthly basis over a period of 36 months, that starts after the first 12 months. The above 36 months may be accelerated to 24 months vesting period, or 12 months vesting period, in certain events. All options expire after 5 years.

The options were valued at USD 247 thousand, according to the Black and Scholes formula, based on the following assumptions: expected dividend 0%, standard deviation 76%, risk-free interest of 0.1% and expected life to exercise of 5 years.

4)	On October 31, 2021, the Company’s Board of Directors approved the grant, under the 2013 Plan, of 486,500 non-marketable share options to 26 employees and advisors (three of which are officers of the Company), under the 2013 share options plan of the Company. Every two options are realizable into 1 Ordinary Share of NIS 0.02 par value of the Company (subject to adjustments), for NIS 19.4, in a cashless exercise manner, in which the grantor will receive Ordinary Shares that reflect the benefit component in the realized options. The option vest in three equal portions over a period of three years.

The options were valued at USD 1,056 thousand (of which the officers’ options amount to USD 313 thousand), according to the Black and Scholes formula, based on the following assumptions: share price of NIS 9.81 (adjusted to reflect a transaction occurred immediately after the grant), expected dividend 0%, standard deviation 76%, risk-free interest of 0.1% and expected life to exercise of 6 to 10 years.

5)	On February 9, 2022, the Board of Directors approved the grant of 25,000 non-marketable share options, exercisable to 25,000 Ordinary shares of NIS 0.02 of the Company, to an employee of the Company, based on the terms of the 2013 options plan. Each option is realizable into one share for NIS 19.4. in a cashless exercise manner; The option vest in three equal portions over a period of three years.

The estimated value of the above options is NIS 282 thousand (USD 87 thousand, as of approval date), which was calculated according to the Black and Scholes formula, based on the following assumptions: expected dividend 0%, standard deviation 75%, risk-free interest of 0.1% and expected life to exercise of 6 years.

6)	As to the grant of non-marketable share options to a mediator – see A4 above.

7)	As to the grant of non-marketable share options to directors and controlling shareholders – see Note 20.

Information on the awards outstanding and the related weighted average exercise price as of and for the years ended December 31, 2022, 2021 and 2020 are presented in the table below:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
Relating to options:	Number of potential Ordinary shares	Exercise price range*	Number of potential ordinary shares	Exercise price range*	Number of potential ordinary shares	Exercise price range*
Outstanding at beginning of the year	739,514	NIS 23.4; USD 10.0	438,250	NIS 26; USD 10.0	323,600	USD 10.0
Granted	749,798	NIS 13.78 - NIS 80	342,264	NIS 14.18 – 23.4	230,750	NIS 26.0
Exercised**	-	-	(2,000)	USD 10.0	(43,000)	USD 10.0
Forfeited	(42,500)	NIS 13.78 – NIS 19.4	(29,500)	NIS 26; USD 10.0	(3,000)	USD 10.0
Expired	-	-	(9,500)	NIS 26; USD 10.0	(70,100)	USD 10.0
Outstanding at end of the year	1,446,812	NIS 13.78 – NIS 80	739,514	NIS 14.18; USD 10.0	438,250	NIS 26; USD 10
Exercisable at end of the year	486,874	NIS 14.18; USD 10.0	282,861	NIS 23.4; USD 10.0	175,800	USD 10.0

*	Per 1 Ordinary Share of NIS 0.02 par value. Exercise price is quoted in denominated currency, see relevant exchange rates in Note 13C.

**	Average share price for options exercised in 2021 – USD 9.6, for options exercised in 2020 – USD 12.0.

The following table summarizes information about stock-based awards outstanding at December 31, 2022 2021 and 2020

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
Exercise price range	Number of potential Ordinary shares	Weighted average remaining contractual life (years)	Number of potential ordinary shares	Weighted average remaining contractual life (years)	Number of potential ordinary shares	Weighted average remaining contractual life (years)
NIS 13.78 – NIS 19.4	677,346	7.3	270,048	9.1	-	-
NIS 23.4 – NIS 26.0	274,466	2.8	274,466	3.8	230,750	4.5
USD 10	195,000	2.2	195,000	3.2	207,500	4.3
NIS 40; NIS 60; NIS 80	300,000	9.2	-	-	-	-
NIS 13.78 – NIS 80	1,446,812	6.1	739,514	5.6	438,250	4.4